Impairment	6 Months Ended
Jun. 30, 2025
Impairment
Impairment

19.	Impairment

Statement of income	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Impairment (losses) reversals	(240)	46	(190)	37
Exploratory assets	(208)	−	−	−
Impairment of equity-accounted investments	3	18	3	1
Net effect within the statement of income	(445)	64	(187)	38
Losses	(454)	(6)	(190)	(1)
Reversals	9	70	3	39

Statement of financial position	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Property, plant and equipment	(226)	50	(133)	37
Intangible assets	(165)	−	−	−
Assets classified as held for sale	(57)	8	(57)	−
Investments	3	6	3	1
Net effect within the statement of financial position	(445)	64	(187)	38

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years. In the six-month period ended June 30, 2025, net impairment losses were recognized in the amount of US$ 445, mainly due to:

•	the economic unfeasibility of blocks C-M-753 and C-M-789, located in the Campos basin, which resulted in the recognition of a US$ 208 impairment loss;
•	the contract amendment for the lease of FPSO Cidade de Santos (Uruguá CGU), due to the need to extend the contractual term until the end of 2026 for the decommissioning of this asset, which resulted in the recognition of a US$ 83 impairment loss;
•	additional financial compensation for the Cherne Cluster, due to the accident on platform PCH-1, which occurred in the second quarter of 2025, which resulted in the recognition of a US$ 57 impairment loss.

In the six-month period ended June 30, 2024, net impairment reversals were recognized in the amount of US$ 64, mainly due to: (i) a US$ 37 impairment reversal of property, plant and equipment after management approval of the return of the operational activities of the fertilizer plant Araucária Nitrogenados S.A. (ANSA); (ii) a US$ 13 impairment reversal of property, plant and equipment following the increase of the occupied area of building Torre Pituba; and (iii) a US$ 12 impairment reversal of equity-accounted investments, following the approval for the sale of the Company’s 18.8% interest in the share capital of UEG Araucária S.A., resulting in the reclassification of this equity-accounted investment to assets classified as held for sale and its registration at fair value less costs to sell.